STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS AND AWARDS	Stock Options and Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. First Financial recorded share-based compensation expense (within salaries and employee benefits on the Consolidated Statements of Income) of $8.0 million, $6.2 million and $5.4 million for the years ended December 31, 2019, 2018 and 2017, respectively, related to stock options and restricted stock awards. Total unrecognized compensation cost related to non-vested share-based compensation was $8.5 million at December 31, 2019 and is expected to be recognized over a weighted average period of 1.93 years.

As of December 31, 2019, First Financial had a single active stock-based compensation plan, the Amended and Restated 2012 Stock Plan, under which additional awards may be granted. At December 31, 2019, there were 1,513,826 shares available for issuance under the Amended and Restated 2012 Stock Plan.

In April 2018, in conjunction with the MSFG merger, First Financial assumed existing MSFG stock options, which were converted into 83,551 options to purchase First Financial common stock. The converted MSFG options remain subject to all of the terms and conditions of the plan and grant agreements under which the MSFG Stock Options were originally issued. The assumed options were exercisable at the time of the merger and remain outstanding for 10 years after the initial grant date with all options expiring at the end of the exercise period. At December 31, 2019, 37,856 options were outstanding under the Plan, all of which expire on or before February 3, 2024.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of stock options granted. In addition to the stock option strike price, the Black-Scholes valuation model incorporates the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding, and is based on historical trends. No new options were granted in 2019, 2018 or 2017.

Stock option activity for the year ended December 31, 2019, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	62,410	$9.08
Granted	0	0.00
Exercised	(24,554)	8.37
Forfeited or expired	0	0.00
Outstanding at end of year	37,856	$9.54	3.12	$602
Exercisable at end of year	37,856	$9.54	3.12	$602

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2019	2018	2017
Total intrinsic value of options exercised	$462	$734	$1,533
Cash received from exercises	$90	$284	$341
Tax benefit from exercises	$1,844	$1,439	$1,991

Restricted stock awards are recorded at fair value as of the grant date as a component of shareholders' equity and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors may require a service period to be met, and certain awards may also require performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2019		2018		2017
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	462,446	$26.39	468,372	$21.63	648,817	$17.82
Granted	395,023	26.55	303,930	28.94	234,529	27.36
Vested	(295,633)	24.94	(267,031)	20.94	(307,825)	18.12
Forfeited	(31,267)	28.63	(42,825)	26.38	(107,149)	21.18
Nonvested at end of year	530,569	$27.19	462,446	$26.39	468,372	$21.63

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The fair value of restricted stock vested during 2019, 2018 and 2017 was $7.4 million, $5.6 million and $5.6 million, respectively.